Financial instruments	12 Months Ended
Dec. 31, 2020
Financial instruments
Financial instruments

4.   Financial instruments

(a)  Risks—overview

Our financial instruments, and the nature of certain risks to which they may be subject, are as set out in the following table.

Risks
	Accounting			Market risks
Financial instrument	classification	Credit	Liquidity	Currency	Interest rate	Other price
Measured at amortized cost
Accounts receivable	AC(1)	X		X
Due from/to affiliated companies	AC(1)	X		X
Accounts payable and accrued liabilities	AC(1)		X	X
Provisions (including restructuring)	AC(1)		X	X		X
Long-term debt	AC(1)		X		X
Measured at fair value
Cash and cash equivalents	FVTPL(2)	X		X	X
Foreign exchange derivatives(3)	FVTPL/FVOCI(2)	X	X	X
Interest rate derivatives(3)	FVTPL/FVOCI(2)	X	X	X	X
(1)	For accounting recognition and measurement purposes, classified as amortized cost (“AC”).
(2)

For accounting recognition and measurement purposes, classified as fair value through net income (“FVTPL”). Unrealized changes in the fair values of financial instruments are included in net income unless the instrument is part of a cash flow hedging relationship. The effective portion of unrealized changes in the fair values of financial instruments held for hedging are included in other comprehensive income (“FVOCI”).

(3)

Use of derivative financial instruments is subject to a policy which requires that no derivative transaction is to be entered into for the purpose of establishing a speculative or leveraged position (the corollary being that all derivative transactions are to be entered into for risk management purposes only) and sets criteria for the credit worthiness of the transaction counterparties.

(b)  Credit risk

Excluding credit risk, if any, arising from interest rate swaps and currency swaps settled on a gross basis, the best representation of our maximum exposure (excluding income tax effects) to credit risk, which is a worst-case scenario and does not reflect results we expect, is as set out in the following table:

As at December 31 (millions)	2020	2019
Cash and cash equivalents	$152.5	$79.5
Accounts receivable	303.3	176.6
Due from affiliated companies	49.1	30.2
Derivative assets	1.8	3.3
	$506.7	$289.6

Cash and cash equivalents

Credit risk associated with cash and cash equivalents is managed by ensuring that these financial assets are placed with: governments; major financial institutions that have been accorded strong investment grade ratings by a primary rating agency; and/or other creditworthy counterparties. An ongoing review is performed to evaluate changes in the status of counterparties.

Accounts receivable

Credit risk associated with accounts receivable is managed through a program of credit evaluations of customers and limiting the amount of credit extended when deemed necessary.

The following table presents an analysis of the age of customer accounts receivable. Any late payment charges are levied at a negotiated rate on outstanding non-current customer account balances.

As at December 31 (millions)	Note	2020	2019
Customer accounts receivable
Less than 30 days past billing date		$121.3	$97.4
30 - 60 days past billing date		27.5	3.0
61 - 90 days past billing date		7.2	2.3
More than 90 days past billing date		1.6	5.3
		$157.6	$108.0
Customer accounts receivable	20(b)	$162.8	$109.8
Allowance for doubtful accounts	20(b)	(5.2)	(1.8)
Customer receivable, Net		$157.6	$108.0

We maintain allowances for lifetime expected credit losses related to doubtful accounts. Current economic conditions (including forward-looking macroeconomic data), historical information (including credit agency reports, if available), reasons for the accounts being past due and line of business from which the customer accounts receivable arose are all considered when determining whether to make allowances for past-due accounts. The same factors are considered when determining whether to write off amounts charged to the allowance for doubtful accounts against the customer accounts receivable. The doubtful accounts expense is calculated on a specific-identification basis for customer accounts receivable over a specific balance threshold and on a statistically derived allowance basis for the remainder. No customer accounts receivable balances are written off directly to bad debt expense.

The following table presents a summary of the activity related to our allowance for doubtful accounts.

Years Ended December 31 (millions)	2020	2019
Balance, beginning of year	$1.8	$2.9
Additions	6.5	0.6
Recovery	(3.1)	(1.7)
Balance, end of year	$5.2	$1.8

Derivative assets (and derivative liabilities)

Counterparties to our foreign exchange and share-based compensation derivatives are major financial institutions that have been accorded investment grade ratings by a primary credit rating agency. The total dollar amount of credit exposure under contracts with any one financial institution is limited and counterparties’ credit ratings are monitored. We do not give or receive collateral on swap agreements and hedging items due to our credit rating and those of our counterparties. While we are exposed to the risk of potential credit losses due to the possible non-performance of our counterparties, we consider this risk remote. Our derivative liabilities do not have credit risk-related contingent features.

(c)   Liquidity risk

As a component of our capital structure financial policies, discussed further in Note 3, we manage liquidity risk by:

•	maintaining bilateral bank facilities and a syndicated credit facility (Note 16(b));
•	continuously monitoring forecast and actual cash flows; and
•	managing maturity profiles of financial assets and financial liabilities.

Our debt maturities in future years are as disclosed in Note 16(d).

We closely match the contractual maturities of our derivative financial liabilities with those of the risk exposures they are being used to manage.

The expected maturities of our undiscounted financial liabilities, excluding long-term debt, do not differ significantly from the contractual maturities, other than as noted below. With respect to long-term debt maturities, we repaid a portion of the revolving credit facility on February 5, 2021, using the net proceeds from our IPO. The contractual maturities of our undiscounted financial liabilities as at December 31, 2020, including interest thereon (where applicable), are as set out in the following tables:

	Non-derivative				Derivative
					Currency swap agreement
	Non-interest	Due to	Composite long-term debt		amounts to be exchanged
	bearing	affiliated	Long-term				Interest
	financial	companies	debt, excluding	Leases			rate swap
Year (millions)	liabilities	(Note 19(a))	leases (1) (Note 16)	(Notes 2(a), 14)	(Receive)	Pay	agreement	Total
2021	$380.7	$31.0	$87.4	$62.6	$(95.4)	$93.1	$2.5	$561.9
2022	398.2	—	307.9	51.5	(25.6)	25.1	2.3	759.4
2023	—	—	66.0	43.6	(25.3)	25.0	—	109.3
2024	—	—	65.2	28.4	(25.0)	24.8	—	93.4
2025	—	—	1,215.4	17.9	(318.6)	365.5	—	1,280.2
Thereafter	—	—	—	49.8	—	—	—	49.8
Total	$778.9	$31.0	$1,741.9	$253.8	$(489.9)	$533.5	$4.8	$2,854.0
			Total (Note 16(d))	$1,995.7
(1)

Future cash outflows in respect of associated interest and like carrying costs for amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect at December 31, 2020.

(d)    Currency risk

Our primary operating currency is the United States dollar. The euro, Philippine peso and the Canadian dollar are the foreign currencies to which we currently have the largest exposure.

Our foreign exchange risk management includes the use of foreign currency forward contracts to fix the exchange rates on short-term Philippine peso denominated transactions and commitments, as well as swaps which are used to manage the currency risk associated with European euro denominated inflows being used against United States dollar denominated debt.

(e)    Interest rate risk

Changes in market interest rates will cause fluctuations in the fair value or future cash flows of short-term investments, short-term obligations and long-term debt.

Our cash equivalents generally have short maturities and fixed interest rates and as a result, their fair value will fluctuate with changes in market interest rates; absent monetization prior to maturity, the related future cash flows will not change due to changes in market interest rates.

As short-term obligations arising from bilateral bank facilities, which typically have variable interest rates, are rarely outstanding for periods that exceed one calendar week, interest rate risk on these facilities are not significant.

Amounts drawn on our long-term credit facility (Note 16(b)) will be affected by changes in market interest rates in a manner similar to debts with short maturities in that the fair value is not materially affected by changes in market interest rates, but the associated cash flows representing interest payments are.

We manage our exposure to changes in market interest rates with the use of interest rate swaps to fix the interest rates on the variable rate portion of our credit facility.

(f)  Market risk

Net income and other comprehensive income for the years ended December 31, 2020, 2019 and 2018, could have varied if the United States dollar: Canadian dollar exchange rate, United States dollar: Philippine Peso exchange rate, United States dollar: European euro exchange rate, market interest rates, and the TELUS Corporation and TELUS International (Cda) Inc. common share prices varied by reasonably possible amounts from their actual statement of financial position date amounts.

The sensitivity analysis of our exposure to currency risk at the reporting date has been determined based upon a hypothetical change taking place at the relevant statement of financial position date. The Canadian dollar, European euro and Philippine peso denominated balances as at the statement of financial position dates have been used in the calculations.

The sensitivity analysis of our exposure to interest rate risk at the reporting date has been determined using the hypothetical change taking place at the beginning of the relevant fiscal year and being held constant through to the statement of financial position date. The relevant statement of financial position date principal has been used in the calculations.

The sensitivity analysis of our exposure to other price risks arising from share-based compensation at the reporting date has been determined based upon a hypothetical change taking place at the relevant statement of financial position date. The relevant notional number of common shares at the statement of financial position date has been used in the calculations.

Years Ended December 31	Net income			Other comprehensive income			Comprehensive income
(increase (decrease) in millions)	2020	2019	2018	2020	2019	2018	2020	2019	2018
Reasonably possible changes in market risks(1)
10% change in US$: Cdn.$ exchange rate
US$ appreciates	$(2.4)	$(0.4)	$(0.1)	$—	$—	$—	$(2.4)	$(0.4)	$(0.1)
US$ depreciates	$2.4	$0.4	$0.1	$—	$—	$—	$2.4	$0.4	$0.1
10% change in US$: Euro exchange rate
US$ appreciates	$—	$2.7	$(1.8)	$10.1	$—	$7.1	$10.1	$(2.7)	$5.3
US$ depreciates	$—	$(2.7)	$1.8	$(10.1)	$—	$(7.1)	$(10.1)	$2.7	$(5.3)
10% change in US$: Peso exchange rate
US$ appreciates	$(0.9)	$(0.3)	$1.6	$—	$—	$—	$(0.9)	$(0.3)	$1.6
US$ depreciates	$0.9	$0.3	$(1.6)	$—	$—	$—	$0.9	$0.3	$(1.6)
25 basis point change in market interest rate
Rate increases	$(3.9)	$(0.8)	$(0.8)	$0.5	$0.7	$1.0	$(3.4)	$(0.1)	$0.2
Rate decreases	$3.9	$0.8	$0.8	$(0.5)	$(0.7)	$(1.0)	$3.4	$0.1	$(0.2)
25%(2) change in common share price(3)
Price increases	$(3.9)	$(2.4)	$(2.6)	$—	$—	$—	$(3.9)	$(2.4)	$(2.6)
Price decreases	$3.9	$2.4	$2.6	$—	$—	$—	3.9	$2.4	$2.6
(1)

These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities. The sensitivity analysis assumes that we would realize the changes in exchange rates; in reality, the competitive marketplace in which we operate would have an effect on this assumption. No consideration has been made for a difference in the notional number of common shares associated with share-based compensation awards made during the reporting period that may have arisen due to a difference in the common share price.

(2)	To facilitate ongoing comparison of sensitivities, a constant variance of approximate magnitude has been used.
(3)

The hypothetical effects of changes in the price of our common shares and those of TELUS Corporation are restricted to those which would arise from our share-based compensation awards that are accounted for as liability instruments.

(g)   Fair values

General

The carrying values of cash and cash equivalents, accounts receivable, accounts payable and certain provisions approximate their fair values due to the immediate or short-term maturity of these financial instruments. The fair values are determined directly by reference to quoted market prices in active markets.

The fair values of the derivative financial instruments we use to manage our exposure to currency risks are estimated based upon quoted market prices in active markets for the same or similar financial instruments or on the current rates offered to us for financial instruments of the same maturity, as well as discounted future cash flows determined using current rates for similar financial instruments subject to similar risks and maturities (such fair value estimates being largely based on the European euro: US$ and Philippine peso: US$ forward exchange rates as at the statement of financial position dates).

Derivative

The derivative financial instruments that we measure at fair value on a recurring basis subsequent to initial recognition are as set out in the following table; all such items use significant other observable inputs (Level 2) for measuring fair value at the reporting date.

		2020					2019
		Maximum	Notional	Fair value and	Price or		Maximum	Notional	Fair value and	Price or
As at December 31 (millions)	Designation	maturity date	amount	carrying value	rate		maturity date	amount	carrying value	rate
Current assets(1)
Derivatives used to manage
Currency risks arising from Philippine peso denominated purchases	HFT(2)	2021	$68.0	$1.8	US$:1.00 PHP:	48.23	2020	$28.0	$0.8	US$:1.00 PHP:	52.16
Currency risks arising from net investment in foreign operation	HFH(3)	—	$—	$—		—	2020	$363.2	$2.5	US$:1.00 EUR:	0.89

Current liabilities(1)
Derivatives used to manage
European euro denominated business acquisition	HFH(3)	2025	$1.6	$1.1	US$:1.00 EUR:	0.85	—	$—	$—		—

Non-current liabilities(1)
Derivatives used to manage
Currency risks arising from net investment in foreign operation	HFH(3)	2025	$402.7	$52.4	US$:1.00 EUR:	0.85	2020	$—	$—		—
Interest rate risk associated with non-fixed rate credit facility amounts drawn	HFH(3)	2022	$100.5	$4.8		2.64%	2022	$106.5	$3.2		2.64%
(1)	Notional amounts of derivative financial assets and liabilities are not set off.
(2)	Foreign currency hedges are designated as held for trading (“HFT”) upon initial recognition; hedge accounting is not applied.
(3)

Designated as held for hedging (“HFH”) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

Non-derivative

The fair value amounts for cash and cash equivalents approximate carrying amounts due to the short-term maturities of these instruments. Our long-term debt, which is measured at amortized cost, approximates the fair value thereof due to the short-term nature of the applicable rates of interest charged.

(h)   Recognition of derivative gains and losses

The following table sets out the gains and losses, excluding income tax effects, arising from derivative instruments that are classified as cash flow hedging items and their location within the Consolidated statements of income and other comprehensive income.

Credit risk associated with such derivative instruments, as discussed further in (b), would be the primary source of hedge ineffectiveness. There was no ineffective portion of derivative instruments classified as cash flow hedging items for the periods presented.

	Amount of gain (loss)
	recognized in other			Gain (loss) reclassified from other comprehensive
	comprehensive income			income to income (effective portion)
	(effective portion)				Amount
Years Ended December 31 (millions)	2020	2019	2018	Location	2020	2019	2018
Derivatives used to manage interest rate risk
Associated with non-fixed rate credit facility amounts drawn	$(1.5)	$(2.7)	$(0.9)	Interest expense	$2.1	$0.4	$(0.3)
	$(1.5)	$(2.7)	$(0.9)		$2.1	$0.4	$(0.3)
Derivatives used to manage currency risks
Arising from Euro-denominated business acquisition	$—	$2.4	$—	Foreign exchange	$—	$—	$—
Arising from net investment in foreign operation	$(49.5)	$—	$—	Foreign exchange	$—	$—	$—
	$(51.0)	$(0.3)	$(0.9)		$2.1	$0.4	$(0.3)

The following table sets out the gains and losses (excluding income tax effects) arising from derivative instruments that are classified as held for trading and that are not designated as being in a hedging relationship, and their location within the consolidated statements of income and other comprehensive income.

			Gain (Loss) recognized in income on derivatives
Years Ended December 31 (millions)	Location	Note	2020	2019	2018
Derivatives used to manage currency risks	Foreign exchange	6	$1.0	$0.3	$(0.8)